Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2013 New York State (NYS) Investment tax credit	Sep. 30, 2012 New York State (NYS) Investment tax credit	Sep. 30, 2011 New York State (NYS) Investment tax credit	Sep. 30, 2013 Foreign	Sep. 30, 2012 Foreign	Sep. 30, 2011 Foreign
Income Taxes
Undistributed international earnings	$ 135,138
Change in the valuation allowance
Beginning balance	(14,116)	(14,867)	(15,404)	(14,618)
NYS investment tax credit carryforwards (generated)/ utilized					(321)	(694)	319
Foreign net operating losses utilized/(generated)								1,580	1,231	(1,105)
Foreign net operating losses acquired								(508)
Balance at the end of the period	$ (14,116)	$ (14,867)	$ (15,404)	$ (14,618)